Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Notes Payable [Line Items]
Notes Payable

9. Notes Payable

The Company has various loans with finance companies with monthly installments aggregating $60,499, inclusive of interest ranging from 0.00% through 9.07%. The notes mature at various times through 2026 and are secured by transportation equipment.

The following table summarizes the Company’s notes payable:

	June 30, 2021	December 31, 2020
Equipment and financing loans payable, between 3% and 5.70% interest and maturing between July 2021 and June 2022	$1,030,928	$1,116,184
Loan received pursuant to the Payroll Protection Program Term Note	142,667	142,667
Total notes payable	1,173,595	1,258,851
Less: current portion of notes payable	$431,134	$664,357
Total non-current portion of notes payable	$742,461	$594,494

Interest expense was $28,816 and $24,591 for the periods ended June 30, 2021 and 2020, respectively.

Future minimum annual maturities of notes payable at June 30, 2021 are as follows:

Notes Payable
2021, remaining	$219,365
2022	418,269
2023	310,410
2024	124,704
2025	78,560
Thereafter	22,287
Total maturities	$1,173,595
Current portion of notes payable	(431,134)
Long-term portion of notes payable	$742,461

Paycheck Protection Program Loan

On November 20, 2020, the Company entered into a stock purchase agreement with LJH. Under the agreement, the Company acquired 100% of the outstanding shares of common stock Prior to the acquisition, LJH received $142,667 from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). As part of the purchase agreement, the Company acquired the $142,667 PPP Loan and recorded the balance in notes payable. The unsecured PPP Loan accrues interest on the outstanding principal at the rate of 1% per annum, due on September 13, 2021.

The Loan amount may be eligible for forgiveness pursuant to (1) at least 75% of the loan proceeds are used to cover payroll costs and the remainder is used for mortgage interest, rent and utility costs over the eight week period after the loan is made, and (2) the number of employees and compensation levels are generally maintained. Forgiveness of the loan is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on future adherence to the forgiveness criteria. The Company used the entire PPP Loan for qualifying payroll expenses, and expects to file for loan forgiveness in the near future, though no assurance is provided that the Company will obtain forgiveness of the PPP Loan in whole or in part.

9. Notes Payable

The Company has various loans with finance companies with monthly installments aggregating $60,499, inclusive of interest ranging from 0.00% through 9.07%. The notes mature at various times through 2026 and are secured by transportation equipment.

The following table summarizes the Company’s notes payable:

	December 31, 2020	December 31, 2019
Equipment and financing loans payable, between 3% and 5.70% interest and maturing between February 2021 and November 2021	$1,116,184	$1,316,408
Loan received pursuant to the Payroll Protection Program Term Note	142,667	—
Total notes payable	1,258,851	1,316,408
Less: current portion of notes payable	$664,357	$564,910
Total non-current portion of notes payable	$594,494	$751,498

Interest expense was $15,848 and $25,946 for the years ended December 31, 2020 and 2019, respectively.

Future minimum annual maturities of notes payable at December 31, 2020 are as follows:

Years ending December 31,	Notes Payable
2021	664,357
2022	146,065
2023	160,531
2024	287,898
Total maturities	1,258,851
Current portion of notes payable	(664,357)
Long-term portion of notes payable	$594,494

Paycheck Protection Program Loan

On November 20,2020, the Company entered into a stock purchase agreement with LJH. Under the agreement, the Company acquired 100% of the outstanding shares of common stock Prior to the acquisition, LJH received $142,667 from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). As part of the purchase agreement, the Company acquired the $142,667 PPP Loan and recorded the balance in notes payable. The unsecured PPP Loan accrues interest on the outstanding principal at the rate of 1% per annum, due on September 13, 2021.

The Loan amount may be eligible for forgiveness pursuant to (1) at least 75% of the loan proceeds are used to cover payroll costs and the remainder is used for mortgage interest, rent and utility costs over the eight week period after the loan is made, and (2) the number of employees and compensation levels are generally maintained. Forgiveness of the loan is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on future adherence to the forgiveness criteria. The Company used the entire PPP Loan for qualifying payroll expenses, and expects to file for loan forgiveness in the near future, though no assurance is provided that the Company will obtain forgiveness of the PPP Loan in whole or in part.